Other Operating Income (Expense), Net (Details) - Schedule of other operating income (expense) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other operating income (expense) [Abstract]
Rentals to third parties	S/ 2,328	S/ 649
Net gain (loss) on disposal of property, plant and equipment and intangible	1,775	2,591	(1,846)
Income from land rental and office lease, note 27	1,639	1,859	722
Recovery of expenses	491	1,166	525
Income from management and administrative services provided to related parties, note 27	305	834	1,744
Write-off for disasters			(357)
Expenses to counteract the COVID-19 effect, note 1.1		(2,642)
Other, net	(130)	(111)	1,857
Total other operating income (expense), net	S/ 6,408	S/ 4,346	S/ 2,645